LEASES, COMMITMENTS AND CONTINGENCIES - Schedule of Lease Cost and Other Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Lease cost
Amortization of ROU assets (included in depreciation and amortization)	$ 352	$ 368	$ 1,559
Interest on lease liabilities (included in interest expense)	18	23	102
Operating lease cost (included in general and administrative expense)	772	832	3,345
Total lease cost	1,142	1,223	5,006
Other information
Operating cash outflows from operating leases	708	821	3,396
Operating cash outflows from finance leases	18	23	102
Financing cash outflows from finance leases	417	445	1,873
ROU assets obtained in exchange for new operating lease liabilities	$ 1,199		1,218
ROU assets obtained in exchange for new finance lease liabilities		$ 693	$ 1,350
Weighted-average remaining lease term (years) - operating leases	6 years	3 years 6 months	5 years 9 months 18 days
Weighted-average remaining lease term (years) - finance leases	2 years	2 years	2 years
Weighted-average discount rate - operating leases	5.00%	5.00%	5.00%
Weighted-average discount rate - finance leases	4.00%	4.00%	4.00%